Regulatory Assets and Liabilities - Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 15, 2021 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						$ 3,105		$ 3,620
NMGC winter event gas cost recovery
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						$ 0		$ 69
GBPC | Hurricane | Loss from Catastrophes
Public Utilities, General Disclosures [Line Items]
Storm cost			$ 15
Recovery Period						5 years
GBPC | Steam turbine
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment							$ 21
NSPI
Public Utilities, General Disclosures [Line Items]
Storm cost						$ 10
NSPI | Forecast
Public Utilities, General Disclosures [Line Items]
Storm cost				$ 10	$ 10
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Storm cost	$ 119						$ 29
Recovery Period						15 years
NMGC
Public Utilities, General Disclosures [Line Items]
Recovery Period						30 months
Incremental gas cost		$ 108
NMGC | NMGC winter event gas cost recovery
Public Utilities, General Disclosures [Line Items]
Regulatory Assets									$ 108